FINANCE LEASE LIABILITY (Schedule of Future Minimum Lease Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
2021	$ 74,735
2022	74,735
2023	74,735
2024	433,866
2025	0
Thereafter	0
Total finance lease liability	658,071
Less: imputed interest payable	(84,984)
Finance lease liability	573,087
Less: current portion	(48,887)	$ (68,874)
Finance lease liability, long-term portion	$ 524,200	$ 1,037,553